Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 10, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2011 OF

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (paid directly from your investment)

	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee[1]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class IS		Class 1
Management fees	0.74		0.74		0.74		0.74		0.74		0.74		0.74		0.74		0.74
Distribution and service (12b-1) fees	0.25		0.75		1.00		0.25		0.50		1.00		None		None		None
Other expenses	0.31	[2,4]	0.44	[2,4]	0.26	[2,4]	0.30	[3,5]	0.30	[3,5]	0.30	[3,5]	0.15	[4]	0.10	[3,5]	0.28	[3,4]
Total annual fund operating expenses	1.30		1.93		2.00		1.29		1.54		2.04		0.89		0.84		1.02
Fees waived and/or expenses reimbursed	(0.15)		(0.11)		(0.05)		—		—		—		(0.06)		(0.01)		(0.12)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15		1.82		1.95		1.29		1.54		2.04		0.83		0.83		0.90

[1]

Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	"Other expenses" have been restated to reflect higher current fees.

[3]

"Other expenses" for Class FI, Class R, Class R1, Class IS and Class 1 shares are estimated for the current fiscal year because no shares of those classes were outstanding as of the date of the Prospectus. Actual expenses may differ from estimates.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.82% for Class B shares, 1.95% for Class C shares, and 0.83% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

[5]

The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares and 2.10% for Class R1 shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

The following table replaces the "Example" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	936	1,223	2,038
Class B (with redemption at end of period)	685	885	1,122	2,075
Class B (without redemption at end of period)	185	585	1,022	2,075
Class C (with redemption at end of period)	298	619	1,072	2,329
Class C (without redemption at end of period)	198	619	1,072	2,329
Class FI (with or without redemption at end of period)	131	408	707	1,556
Class R (with or without redemption at end of period)	157	487	839	1,835
Class R1 (with or without redemption at end of period)	207	639	1,098	2,369
Class I (with or without redemption at end of period)	85	272	482	1,087
Class IS (with or without redemption at end of period)	85	267	465	1,037
Class 1 (with or without redemption at end of period)	92	301	540	1,226

Legg Mason ClearBridge Equity Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	936
5 years	rr_ExpenseExampleYear05	1,223
10 years	rr_ExpenseExampleYear10	2,038
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	936
5 years	rr_ExpenseExampleNoRedemptionYear05	1,223
10 years	rr_ExpenseExampleNoRedemptionYear10	2,038
Legg Mason ClearBridge Equity Income Builder Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[3],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,122
10 years	rr_ExpenseExampleYear10	2,075
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,022
10 years	rr_ExpenseExampleNoRedemptionYear10	2,075
Legg Mason ClearBridge Equity Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	619
5 years	rr_ExpenseExampleYear05	1,072
10 years	rr_ExpenseExampleYear10	2,329
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,072
10 years	rr_ExpenseExampleNoRedemptionYear10	2,329
Legg Mason ClearBridge Equity Income Builder Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5],[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	408
5 years	rr_ExpenseExampleYear05	707
10 years	rr_ExpenseExampleYear10	1,556
1 year	rr_ExpenseExampleNoRedemptionYear01	131
3 years	rr_ExpenseExampleNoRedemptionYear03	408
5 years	rr_ExpenseExampleNoRedemptionYear05	707
10 years	rr_ExpenseExampleNoRedemptionYear10	1,556
Legg Mason ClearBridge Equity Income Builder Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5],[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	157
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	839
10 years	rr_ExpenseExampleYear10	1,835
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	487
5 years	rr_ExpenseExampleNoRedemptionYear05	839
10 years	rr_ExpenseExampleNoRedemptionYear10	1,835
Legg Mason ClearBridge Equity Income Builder Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5],[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.04%
1 year	rr_ExpenseExampleYear01	207
3 years	rr_ExpenseExampleYear03	639
5 years	rr_ExpenseExampleYear05	1,098
10 years	rr_ExpenseExampleYear10	2,369
1 year	rr_ExpenseExampleNoRedemptionYear01	207
3 years	rr_ExpenseExampleNoRedemptionYear03	639
5 years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 years	rr_ExpenseExampleNoRedemptionYear10	2,369
Legg Mason ClearBridge Equity Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,087
1 year	rr_ExpenseExampleNoRedemptionYear01	85
3 years	rr_ExpenseExampleNoRedemptionYear03	272
5 years	rr_ExpenseExampleNoRedemptionYear05	482
10 years	rr_ExpenseExampleNoRedemptionYear10	1,087
Legg Mason ClearBridge Equity Income Builder Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[5],[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	267
5 years	rr_ExpenseExampleYear05	465
10 years	rr_ExpenseExampleYear10	1,037
1 year	rr_ExpenseExampleNoRedemptionYear01	85
3 years	rr_ExpenseExampleNoRedemptionYear03	267
5 years	rr_ExpenseExampleNoRedemptionYear05	465
10 years	rr_ExpenseExampleNoRedemptionYear10	1,037
Legg Mason ClearBridge Equity Income Builder Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[7]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther		[7]
Small account fee	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[4],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	301
5 years	rr_ExpenseExampleYear05	540
10 years	rr_ExpenseExampleYear10	1,226
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	301
5 years	rr_ExpenseExampleNoRedemptionYear05	540
10 years	rr_ExpenseExampleNoRedemptionYear10	1,226
Legg Mason ClearBridge Equity Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 10, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2011 OF

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

The following table replaces the "Shareholder fees" and "Annual fund operating expenses" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Shareholder fees (paid directly from your investment)

	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee[1]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class IS		Class 1
Management fees	0.74		0.74		0.74		0.74		0.74		0.74		0.74		0.74		0.74
Distribution and service (12b-1) fees	0.25		0.75		1.00		0.25		0.50		1.00		None		None		None
Other expenses	0.31	[2,4]	0.44	[2,4]	0.26	[2,4]	0.30	[3,5]	0.30	[3,5]	0.30	[3,5]	0.15	[4]	0.10	[3,5]	0.28	[3,4]
Total annual fund operating expenses	1.30		1.93		2.00		1.29		1.54		2.04		0.89		0.84		1.02
Fees waived and/or expenses reimbursed	(0.15)		(0.11)		(0.05)		—		—		—		(0.06)		(0.01)		(0.12)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15		1.82		1.95		1.29		1.54		2.04		0.83		0.83		0.90

[1]

Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	"Other expenses" have been restated to reflect higher current fees.

[3]

"Other expenses" for Class FI, Class R, Class R1, Class IS and Class 1 shares are estimated for the current fiscal year because no shares of those classes were outstanding as of the date of the Prospectus. Actual expenses may differ from estimates.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.82% for Class B shares, 1.95% for Class C shares, and 0.83% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

[5]

The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares and 2.10% for Class R1 shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

The following table replaces the "Example" table in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund":

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	936	1,223	2,038
Class B (with redemption at end of period)	685	885	1,122	2,075
Class B (without redemption at end of period)	185	585	1,022	2,075
Class C (with redemption at end of period)	298	619	1,072	2,329
Class C (without redemption at end of period)	198	619	1,072	2,329
Class FI (with or without redemption at end of period)	131	408	707	1,556
Class R (with or without redemption at end of period)	157	487	839	1,835
Class R1 (with or without redemption at end of period)	207	639	1,098	2,369
Class I (with or without redemption at end of period)	85	272	482	1,087
Class IS (with or without redemption at end of period)	85	267	465	1,037
Class 1 (with or without redemption at end of period)	92	301	540	1,226

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI, Class R, Class R1, Class IS and Class 1 shares are estimated for the current fiscal year because no shares of those classes were outstanding as of the date of the Prospectus.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect higher current fees
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	"Other expenses" have been restated to reflect higher current fees.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.82% for Class B shares, 1.95% for Class C shares, and 0.83% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class FI, Class R, Class R1, Class IS and Class 1 shares are estimated for the current fiscal year because no shares of those classes were outstanding as of the date of the Prospectus. Actual expenses may differ from estimates.
[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares and 2.10% for Class R1 shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.
[7]	N/A